Note 4 - Warrant (Detail) - Warrant Activity	Sep. 30, 2012	Dec. 31, 2011	Dec. 30, 2010
Balance, December 31, 2010	1,580,000	1,580,000	1,580,000
Granted		1,580,000
Granted		1,580,000
		1,580,000
Balance, September 30, 2012 (unaudited)	1,580,000	1,580,000	1,580,000
Balance, December 31, 2011 (audited)	1,580,000	1,580,000	1,580,000
	1,580,000	1,580,000	1,580,000